Share-based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Compensation
Share-based Compensation

21. Share-based Compensation

The Partnership has granted to its executives RCUs and PCUs in accordance with the 2015 Plan.

The details of the granted awards are presented in the following table:

			Fair value at grant
Awards	Number	Grant date	date
RCUs	26,308	April 1, 2019	$22.99
PCUs	26,308	April 1, 2019	$22.99
RCUs	233,688	April 1, 2020	$2.02
PCUs	233,688	April 1, 2020	$2.02
RCUs	98,255	April 1, 2021	$2.75
PCUs	98,255	April 1, 2021	$2.75
RCUs	21,663	September 14,2021	$4.09
PCUs	21,663	September 14,2021	$4.09

The RCUs and PCUs vest three years after the grant dates subject to the recipients’ continued service; vesting of the PCUs is also subject to the achievement of certain performance targets in relation to total unitholder return. Specifically, the performance measure is based on the total unitholder return (“TUR”) achieved by the Partnership during the performance period, benchmarked against the TUR of a selected group of peer companies. TUR above the 75th percentile of the peer group results in 100% of the award vesting; TUR between the 50th and 75th percentile of the peer group results in 50% of award vesting; TUR below the 50th percentile of the peer group results in none of the award vesting. The holders are entitled to cash distributions that are accrued and settled on vesting.

The awards are settled in cash or in common units at the sole discretion of the board of directors or such committee as may be designated by the board to administer the 2015 Plan. These awards have been treated as equity settled because the Partnership has no present obligation to settle them in cash.

Fair value

The fair value per common unit of the RCUs and PCUs in accordance with the 2015 Plan was determined by using the grant date closing price and was not further adjusted since the holders are entitled to cash distributions.

Movement in RCUs and PCUs during the year

The summary of RCUs and PCUs is presented below:

		Weighted
	Number of	average	Aggregate
	awards	contractual life	fair value
RCUs
Outstanding as of January 1, 2020	76,467	1.26	1,790
Granted during the year	233,688	—	472
Vested during the year	(220,177)	—	(1,816)
Outstanding as of December 31, 2020	89,978	2.04	446
Granted during the year	119,918	—	368
Vested during the year	(5,984)	—	(140)
Outstanding as of December 31, 2021	203,912	1.86	674
PCUs
Outstanding as of January 1, 2020	76,467	1.26	1,790
Granted during the year	233,688	—	472
Vested during the year	(213,955)	—	(1,668)
Forfeited during the year	(6,222)	—	(148)
Outstanding as of December 31, 2020	89,978	2.04	446
Granted during the year	119,918	—	368
Vested during the year	(2,992)	—	(70)
Forfeited during the year	(2,992)	—	(70)
Outstanding as of December 31, 2021	203,912	1.86	674

The total expense recognized in respect of equity-settled employee benefits for the year ended December 31, 2021 was $378 ($1,908 for the year ended December 31, 2020; $1,158 for the year ended December 31, 2019). The total accrued cash distribution as of December 31, 2021 is $86 (December 31, 2020: $129).